Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2018 USD ($) Units	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Depreciation	$ 9,298	$ 10,089	$ 9,487
Self insurance retention	$250,000 to $500,000
Health insurance stop loss coverage	$ 250
Health insurance aggregate	84
Per occurrence loss	250
Contractual obligation for lease payments greater than 12 months	$ 3,875
Leased tractors | Units	30
Building and Improvements
Estimated useful lives	7-39 years
Revenue equipment
Estimated useful lives	7-10 years
Other equipment
Estimated useful lives	3-10 years
Petroleum Products
Percentage of Business	86.00%
Dry Bulk Commodities
Percentage of Business	14.00%